Consolidated Statements of Financial Position (Details) € / shares in Units, $ / shares in Units, $ in Millions							12 Months Ended
	Dec. 31, 2022 EUR (€) shares	Dec. 21, 2022 EUR (€) shares	Dec. 21, 2022 USD ($) $ / shares shares	Mar. 01, 2021 EUR (€)	Mar. 01, 2021 USD ($)	Feb. 25, 2021 € / shares $ / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2017 EUR (€)	Feb. 25, 2021 $ / shares shares
Consolidated Statements of Financial Position (Details) [Line Items]
Research and development expenses							€ 858		€ 10,192		€ 27,937
General and administrative expense							97,413		105,790		102,026
Cash outflow for leases							€ 391,743		€ 379,868		€ 374,698
Corporate Income Tax							15.00%	15.00%	15.00%	15.00%	15.00%
Solidarity surcharge							0.80%	0.80%	0.80%	0.80%	0.80%
Trade taxes							13.70%	13.70%	12.80%	12.80%	13.00%
Average total tax rate							29.50%	29.50%	28.60%	28.60%	28.90%
Total tax rate							25.74%	25.74%	25.74%	25.74%	27.00%
Federal tax							21.00%	21.00%	21.00%	21.00%	21.00%
State tax							4.74%	4.74%	4.74%	4.74%	6.00%
Total tax loss carryforwards							€ 211,300,000		€ 186,900,000
Unused tax losses carried forward	€ 163,400,000						163,400,000		142,000,000
Corporate income and trade tax							131,600,000		110,200,000
Tax losses												€ 34,800,000
Tax loss carryforwards							€ 13,200,000	$ 14.1	10,200,000	$ 11.5
Taxable income							80.00%	80.00%
Current income tax receivable	791,344						€ 791,344		812,689
Current and non-current financial assets	68,500,000						68,500,000		€ 84,400,000
Financial assets from government grants amount	€ 700,000
Eligible costs incurred							€ 700,000
Capital ordinary shares issued (in Shares) | shares	44,703,763						44,703,763		44,203,763
Nominal value per share | (per share)						€ 0.12			€ 0.12				$ 5
Common shares over time (in Dollars) | $								$ 50.0
Ordinary shares issued (in Shares) | shares									610,022	610,022	1,958,186
Common shares issued									€ 2,800,000		€ 9,000,000
Sales agreement amounts (in Dollars) | $								$ 35.2
Aggregate ordinary shares sold (in Shares) | shares						15,000,000							15,000,000
Exercise price (in Dollars per share) | $ / shares						€ 5.8
Gross offerings proceeds				€ 62,200,000	$ 75.0
Shares and warrants before deducting				€ 3,700,000	4.5
Other offering expenses (in Dollars)					$ 0.4		€ 1,381		€ 6,381		€ 13,209
Ordinary share purchase		€ 2,300,000	$ 2.5
Price per share (in Dollars per share) | $ / shares			$ 5
Sale of additional shares (in Shares) | shares		500,000	500,000
Aggregate purchase price (in Dollars) | $			$ 7.5
Ordinary share purchase (in Shares) | shares	110,000,000						110,000,000
Preferred shares (in Shares) | shares	110,000,000						110,000,000
Nominal value per shares	€ 0.12						€ 0.12
Company issued capital							100.00%	100.00%
Reimburse expenses	€ 60,000						€ 60,000
Common shares in excess of nominal value (in Euro per share) | € / shares							€ 0.12
Minimum [Member]
Consolidated Statements of Financial Position (Details) [Line Items]
Nominal fixed interest							0.00%	0.00%	0.00%	0.00%
Maximum [Member]
Consolidated Statements of Financial Position (Details) [Line Items]
Nominal fixed interest							4.125%	4.125%	7.875%	7.875%